Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Accounting Policies [Abstract]
Principles of Consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and Grand World. Significant intercompany balances and transactions have been eliminated.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements include the accounts of the Company and Grand World. Significant intercompany balances and transactions have been eliminated.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Group to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. The most significant estimates and related assumptions include the assessment of the allowance for doubtful receivables, and the assessment of the recoverability of the carrying amount of inventory. Actual results could differ from those estimates.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. The most significant estimates and related assumptions include the assessment of the allowance for doubtful receivables, and the assessment of the recoverability of the carrying amount of inventory. Actual results could differ from those estimates.

Foreign Currency Translation and Transactions

Foreign currency translation and transactions

The Group uses United States dollars (“$”) as reporting currency. The functional currency of JMax and the subsidiary incorporated in Hong Kong is $. An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which it primarily generates and expends cash. The Group considered various indicators, such as cash flows, sales price, market expenses, financing and inter-company transactions and arrangements in determining an entity’s functional currency.

Cash		Cash Cash consist of cash on hand, bank deposits, which are unrestricted as to withdrawal and use.
Accounts Receivable

Accounts Receivable

The Group maintains allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to estimate the allowance. Past due accounts generally written off against the allowance for bad debts only after all collection attempts have been exhausted.

Accounts Receivable

The Group maintains allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to estimate the allowance. Past due accounts generally written off against the allowance for bad debts only after all collection attempts have been exhausted.

Inventory

Inventory

Inventory consists primarily of finished goods and is valued at the lower of the inventory’s cost (weighted average basis) or net realizable value. Management compares the cost of inventory with its net realizable value and an adjustment is made to write down inventory to net realizable value, if lower.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which is 5 years for equipment.

Maintenance and repair costs are charged to expense as incurred. Significant improvements or betterments are capitalized and depreciated over the estimated life of the asset.

Intangibles Asset

Intangibles Asset

Intangible asset consists of distribution channel. It comprises the relationship between Grand World and its wholesale customers. The Group conducts its business through its wholly-owned subsidiary, Grand World, a trading and logistics company, which sells to wholesale customers healthcare related consumer products in over 30 different counties. Grand World has strong relationships with its wholesale customers (the “distribution channel”), is one of the Company’s competitive strengths. The Group believes that it is this relationship that will provide a strong platform for its products internationally and that it will benefit from economies of scale. The Group also believes that this platform will facilitate its expansion within a large addressable market and provide a broad set of potential acquisition targets in various healthcare consumer product categories and geographic markets, thus giving rise to the economic value of the “distribution channel”.which is amortized over its estimated useful live - ten years.

Impairment of Long-lived Assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Goodwill

Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of businesses acquired. Goodwill is not being amortized but is reviewed at least annually for impairment and whenever events or changes in circumstances indicate that the value of the asset may be impaired. In the evaluation of goodwill impairment, the Group performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment is not conclusive, we proceed to a two-step process to test goodwill for impairment including comparing the fair value of the reporting unit to its carrying value (including attributable goodwill). Fair value for the reporting units is determined using an income or market approach incorporating market participant considerations and management’s assumptions on revenue growth rates, operating margins, discount rates and expected capital expenditures. Fair value determinations may include both internal and third-party valuations. The Group generally performs the annual impairment testing on March 31.

Fair Value Measurement

Fair Value Measurement

The Group’s financial instruments consist of cash, accounts receivable and accounts payable. The carrying amount of these financial instruments approximates fair value due to the short term nature.

Revenue Recognition

Revenue Recognition

The Group’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition.” Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, and no other significant obligations of the Group exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as advance from customers.

The Group derives revenues from the distribution and sale of products. The Group recognizes revenue from the sale of products when earned and collection is probable. The Group experienced no material product returns and recorded no reserve for sales returns for each of the periods presented.

Revenue Recognition

The Group’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition.” Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, and no other significant obligations of the Company exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as advance from customers.

The Group derives revenues from the distribution and sale of products. The Company recognizes revenue from the sale of products when earned and collection is probable. The Company experienced no material product returns and recorded no reserve for sales returns for each of the periods presented.

Share-Based Compensation

Share-Based Compensation

The Group recognizes compensation expense associated with the issuance of equity instruments to employees for their services. The fair value of the equity instruments is estimated on the date of grant and is expensed in the financial statements over the service period. The input assumptions used in determining fair value are the expected life, expected volatility, risk-free rate and the dividend yield.

Share-based compensation associated with the issuance of equity instruments to non-employees is recorded at the fair value on the measurement date. The measurement of stock-based compensation at fair value is subject to periodic adjustment at each reporting period.

Cost of Sales

Cost of sales

Cost of sales consists of cost of products purchased from manufacturers and distributors. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of sales.

Earnings Per Share

Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average common shares outstanding during the periods. Diluted earnings per share is calculated by dividing net income attributable to common shareholders by the weighted average common shares outstanding during the period adjusted for the effect of dilutive common share equivalent (computed using the treasury stock or if converted method).

Income Taxes

Income taxes

The Group records income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carry forwards. Accounting standards regarding income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence; it is more likely than not those assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a more-likely-than-not realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with operating loss and tax credit carry forwards not expiring unused, and tax planning alternatives.

Significant judgment is required in evaluating the Group’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. Accounting standards regarding uncertainty in income taxes provides a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations. The Group considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustment and which may not accurately anticipate actual outcomes. According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in our provision for income taxes line of our consolidated statements of operations for nine months ended December 31, 2017(Successor, unaudited ) and 2016 (Predecessor, unaudited ), period January 11, 2017 through March 31, 2017(Successor), period April 1, 2016 through January 10, 2017(Predecessor), and year ended March 31, 2016 (Predecessor), respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Group is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which was subsequently modified in August 2015 by ASU 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date. This guidance will be effective for fiscal years (and interim reporting periods within those years) beginning after December 15, 2017. The core principle of ASU 2014-09 is that companies should recognize revenue when the transfer of promised goods or services to customers occurs in an amount that reflects what the Group expects to receive. It requires additional disclosures to describe the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. In 2016, the FASB issued additional ASUs that clarify the implementation guidance on principal versus agent considerations (ASU 2016-08), on identifying performance obligations and licensing (ASU 2016-10), and on narrow-scope improvements and practical expedients (ASU 2016-12) as well as on the revenue recognition criteria and other technical corrections (ASU 2016-20). In 2017, the FASB issued Accounting Standards Update (ASU) 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20), which was originally issued in ASU 2014-09. The amendments in this Update require that an entity to initially measure a retained non-controlling interest in a nonfinancial asset at fair value consistent with a how a retained non-controlling interest in a business is measured.

During 2017, the Group made significant progress toward its evaluation of the potential changes from adopting the new standard on its future financial reporting and disclosures. The Group is evaluating the five-step model of the new standard to its revenue contracts.

Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. It also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

Management has adopted this standard effective April 1, 2018 using the modified-retrospective approach, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. The Group also estimates there will not be a material impact to the beginning balance of retained earnings.

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard creates Topic 842, Leases, in the FASB Accounting Standards Codification (FASB ASC) and supersedes FASB ASC 840, Leases. ASU 2016-02 requires a lessee to recognize the assets and liabilities that arise from leases (operating and finance). However, for leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and disclosures.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (ASU 2016-09). ASU 2016-09 changes how companies account for certain aspects of stock-based awards to employees, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. Current GAAP provides that excess tax benefits are recognized in additional paid-in capital whereas tax deficiencies are recognized either as an offset to accumulated excess tax benefit, if any, or in the income statement. Excess tax benefits are not recognized until the deduction reduces tax payable. Excess tax benefits must be separate from other income tax cash flows and classified as a financing activity. Under this amendment, all excess tax benefits and tax deficiencies should be recognized as income tax expense or benefit in the income statement. The tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they incur. Excess tax benefits are recognized regardless of whether the benefit reduces taxes payable in the current period and classified along with other income tax cash flows as an operating activity. The Group adopted this amendment in the first quarter of fiscal year 2017. The Group hasn’t recognized excess tax benefits in additional paid-in capital or tax deficiencies as an offset to accumulated excess tax benefit in the prior periods. No reclassification of excess tax benefits from additional paid-in capital to retained earnings with in the equity section of the consolidated balance sheet as of January 1, 2017 was required. The Group elected to continue its method of forfeitures in determining its stock-based compensation expense throughout the year. The adoption of this new guidance did not have a material impact on the Group’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): The amendments in this Update apply to all entities, including both business entities and not-for-profit entities that are required to present a statement of cash flows under Topic 230. The amendments in this Update provide guidance on the following eight specific cash flow issues. The amendments are an improvement to GAAP because they provide guidance for each of the eight issues, thereby reducing the current and potential future diversity in practice described above. ASU 2016-15 is effective for the Group for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Group does not believe that this standard has a significant impact on the presentation of its consolidated statement of cash flows.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740). The amendments in this Update is to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory and align the recognition of income tax consequences for intra-entity transfers of assets other than inventory with International Financial Reporting Standards (IFRS). Public business entities should apply the amendments in ASU 2016-16 for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim reporting periods within annual periods beginning after December 15, 2019. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Group does not expect the adoption of ASU No. 2016-16 will have a significant effect on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, and interim periods within those annual periods. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Group does not expect the adoption of ASU No. 2016-18 will have a significant effect on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (ASU 2017-01), which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. The Group has adopted this guidance effective in the first quarter of 2018 on a prospective basis. This standard does not have a material impact on the consolidated financial statements unless and until the Group plans an acquisition or deconsolidation in the future.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The amendment removes Step 2 of a goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is currently evaluating the impact of adopting ASU 2017-04 on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement Reporting Comprehensive Income (Topic 220). The amendments in this Update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The amendments in this Update also require certain disclosures about stranded tax effects. Public business entities should apply the amendments in ASU 2018-02 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The Group is currently evaluating the impact of adopting ASU 2018-02 on its consolidated financial statements.

In February 2018, the FASB issued guidance to address the income tax accounting treatment of the tax effects within other comprehensive income due to the enactment of the Tax Cuts and Jobs Act (the “Tax Act”). This guidance allows entities to elect to reclassify the tax effects of the change in the income tax rates from other comprehensive income to retained earnings. The guidance is effective for periods beginning after December 15, 2018 although early adoption is permitted. In March 2018, the FASB issued ASU No. 2018-05, Income Tax (Topic 740) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118. This update adds SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No. 118, which expresses the view of the staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 - the date on which the Tax Act was signed into law. The Group has completed the assessment of the adoption of this guidance on its consolidated financial statements, and the Group does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

The FASB has issued an Accounting Standards Update (ASU) No. 2018-07 intended to reduce cost and complexity and to improve financial reporting for nonemployee share-based payments.

The ASU expands the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees.

The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other companies, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606, Revenue from Contracts with Customers.

The FASB has issued Accounting Standards Update (ASU) No. 2018-10, Codification Improvements to Topic 842, Leases. ASU No. 2018-10, among other things, amends Topic 842 as follows:

● Issue 1: Residual Value Guarantees - Paragraph 460-10-60-32 in Topic 460, Guarantees - This paragraph incorrectly refers readers to the guidance in Topic 842 about sale-leaseback-sublease transactions, when, in fact, it should refer readers to the guidance about guarantees by a seller-lessee of the underlying asset’s residual value in a sale and leaseback transaction. The amendment corrects the cross-reference in paragraph 460-10-60-32.

● Issue 2: Rate Implicit in the Lease - The amendment clarifies that a rate implicit in the lease of zero should be used when applying the definition of the term “rate implicit” in the lease results in a rate that is less than zero.

● Issue 3: Lessee Reassessment of Lease Classification - The amendment consolidates the requirements about lease classification reassessments into one paragraph and better articulates that an entity should perform the lease classification reassessment on the basis of the facts and circumstances, and the modified terms and conditions, if applicable, as of the date the reassessment is required.

● Issue 4: Lessor Reassessment of Lease Term and Purchase Option - The amendment clarifies that a lessor should account for the exercise by a lessee of an option to extend or terminate the lease or to purchase the underlying asset as a lease modification unless the exercise of that option by the lessee is consistent with the assumptions that the lessor made in accounting for the lease at the commencement date of the lease (or the most recent effective date of a modification that is not accounted for as a separate contract).

● Issue 5: Variable Lease Payments That Depend on an Index or a Rate - The amendment clarifies that a change in a reference index or rate upon which some or all of the variable lease payments in the contract are based does not constitute the resolution of a contingency subject to the guidance in paragraph 842-10-35-4(b). Variable lease payments that depend on an index or a rate should be remeasured, using the index or rate at the remeasurement date, only when the lease payments are remeasured for another reason (that is, when one or more of the events described in paragraph 842-10-35- 4(a) or (c) occur or when a contingency unrelated to a change in a reference index or rate under paragraph 842-10-35-4(b) is resolved).

● Issue 6: Investment Tax Credits - There is an inconsistency in terminology used about the effect that investment tax credits have on the fair value of the underlying asset between the definition of the term rate implicit in the lease and the lease classification guidance in paragraph 842-10-55-8. The amendment removes that inconsistency by clarifying that the period covered by a lessor-only option to terminate the lease is included in the lease term.

● Issue 7: Lease Term and Purchase Option - The description in paragraph 842-10-55- 24 about lessor-only termination options is inconsistent with the description in paragraph 842-10-55- 23 about the noncancellable period of a lease. The amendment removes that inconsistency by clarifying that the period covered by a lessor-only option to terminate the lease is included in the lease term.

● Issue 8: Transition Guidance for Amounts Previously Recognized in Business Combinations - The transition guidance for lessors in paragraph 842-10-65-1(h)(3) is unclear because it relates to leases classified as direct financing leases or sales-type leases under Topic 840, while the lead-in sentence to paragraph 842-10-65-1(h) provides transition guidance for leases classified as operating leases under Topic 840. The amendment clarifies that paragraph 842-10-65-1(h)(3) applies to lessors for leases classified as direct financing leases or sales-type leases under Topic 842, not Topic 840. In other words, paragraph 842- 10-65-1(h)(3) applies when an entity does not elect the package of practical expedients in paragraph 842-10-65-1(f), and, for a lessor, an operating lease acquired as part of a previous business combination is classified as a direct financing lease or a sales-type lease when applying the lease classification guidance in Topic 842. The amendment also cross-references to other transition guidance applicable to those changes in lease classification for lessors.

● Issue 9: Certain Transition Adjustments - The amendments clarify whether to recognize a transition adjustment to earnings rather than through equity when an entity initially applies Topic 842 retrospectively to each prior reporting period.

● Issue 10: Transition Guidance for Leases Previously Classified as Capital Leases under Topic 840 - Paragraph 842-10-65-1(r) provides guidance to lessees for leases previously classified as capital leases under Topic 840 and classified as finance leases under Topic 842. Paragraph 842-10-65-1(r)(4) provides subsequent measurement guidance before the effective date when an entity initially applies Topic 842 retrospectively to each prior reporting period, but it refers readers to the subsequent measurement guidance in Topic 840 about operating leases. It should refer them to the subsequent measurement guidance applicable to capital leases. The amendment corrects that reference.

● Issue 11: Transition Guidance for Modifications to Leases Previously Classified as Direct Financing or Sales-Type Leases under Topic 840 - Paragraph 842-10-65-1(x) provides transition guidance applicable to lessors for leases previously classified as direct financing leases or sales-type leases under Topic 840 and classified as direct financing leases or sales-type leases under Topic 842. For modifications to those leases beginning after the effective date, paragraph 842-10-65-1(x)(4) refers readers to other applicable guidance in Topic 842 to account for the modification, specifically paragraphs 842-10-25-16 through 25- 17, depending on how the lease is classified after the modification. Stakeholders noted that it should refer to how the lease is classified before the modification to be consistent with the guidance provided in paragraphs 842-10-25-16 through 25-17. The amendment corrects that inconsistency.

● Issue 12: Transition Guidance for Sale and Leaseback Transactions - The amendments clarify that the transition guidance on sale and leaseback transactions in paragraph 842-10-65-1(aa) through (ee) applies to all sale and leaseback transactions that occur before the effective date and corrects the referencing issues noted.

● Issue 13: Impairment of Net Investment in the Lease - Paragraph 842-30-35-3 provides guidance to lessors for determining the loss allowance of the net investment in the lease and describes the cash flows that should be considered when the lessor determines that loss allowance. Stakeholders questioned whether the guidance, as written, would accelerate and improperly measure the loss allowance because the cash flows associated with the unguaranteed residual asset appear to be excluded from the evaluation. The amendment clarifies the application of the guidance for determining the loss allowance of the net investment in the lease, including the cash flows to consider in that assessment.

● Issue 14: Unguaranteed Residual Asset - The amendment clarifies that a lessor should not continue to accrete the unguaranteed residual asset to its estimated value over the remaining lease term to the extent that the lessor sells substantially all of the lease receivable associated with a direct financing lease or a sales-type lease, consistent with Topic 840.

● Issue 15: Effect of Initial Direct Costs on Rate Implicit in the Lease - The ordering of the illustration in Case C of Example 1 in paragraphs 842-30-55- 31 through 55-39 raised questions about how initial direct costs factor into determining the rate implicit in the lease for lease classification purposes for lessors only. The amendment more clearly aligns the illustration to the guidance in paragraph 842-10-25-4.

● Issue 16: Failed Sale and Leaseback Transaction - The amendment clarifies that a seller lessee in a failed sale and leaseback transaction should adjust the interest rate on its financial liability as necessary to ensure that the interest on the financial liability does not exceed the total payments (rather than the principal payments) on the financial liability. This clarification is also reflected in the relevant illustration on failed sale and leaseback transactions that is contained in Subtopic 842-40.

Effective Date

The amendments in ASU No. 2018-10 affect the amendments in ASU No. 2016-02, which are not yet effective, but for which early adoption upon issuance is permitted. For entities that early adopted Topic 842, the amendments are effective upon issuance of ASU No. 2018-10, and the transition requirements are the same as those in Topic 842. For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842.

FASB Issues Targeted Improvements to Lease Standard . The FASB has issued Accounting Standards Update (ASU) No. 2018-11, Leases (Topic 842): Targeted Improvements. This ASU is intended to reduce costs and ease implementation of the leases standard for financial statement preparers.

“The targeted improvements in the ASU address areas our stakeholders identified as sources of unnecessary cost or complexity in the leases standard,” stated FASB Chairman Russell G. Golden. “They represent the FASB’s commitment to proactively address implementation issues raised by our stakeholders to ensure a successful transition to the new standard without compromising the quality of information provided to investors.”

ASU 2018-11 provides a new transition method and a practical expedient for separating components of a contract.

Transition: Comparative Reporting at Adoption

The amendments ASU 2018-11 provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP in Topic 840, Leases.

An entity that elects this additional (and optional) transition method must provide the required Topic 840 disclosures for all periods that continue to be in accordance with Topic 840. The amendments do not change the existing disclosure requirements in Topic 840 (for example, they do not create interim disclosure requirements that entities previously were not required to provide).

Separating Components of a Contract

The amendments in ASU 2018-11 provide lessors with a practical expedient, by class of underlying asset, to not separate nonlease components from the associated lease component and, instead, to account for those components as a single component if the nonlease components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met:

●	The timing and pattern of transfer of the nonlease component(s) and associated lease component are the same.

●	The lease component, if accounted for separately, would be classified as an operating lease.

An entity electing this practical expedient (including an entity that accounts for the combined component entirely in Topic 606) is required to disclose certain information, by class of underlying asset, as specified in the ASU.

Effective Date

The amendments in ASU 2018-11 related to separating components of a contract affect the amendments in ASU No. 2016-02, which are not yet effective but can be early adopted.

For entities that have not adopted Topic 842 before the issuance of this ASU, the effective date and transition requirements for the amendments in this update related to separating components of a contract are the same as the effective date and transition requirements in ASU 2016-02.

For entities that have adopted Topic 842 before the issuance of ASU 2018-11, the transition and effective date of the amendments related to separating components of a contract in this ASU are as follows:

● The practical expedient may be elected either in the first reporting period following the issuance of this ASU or at the original effective date of Topic 842 for that entity.

● The practical expedient may be applied either retrospectively or prospectively.

All entities, including early adopters, that elect the practical expedient related to separating components of a contract in this ASU must apply the expedient, by class of underlying asset, to all existing lease transactions that qualify for the expedient at the date elected.

The FASB has issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.

ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820 as follows:

Removals

The following disclosure requirements were removed from Topic 820:

● The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy;

● The policy for timing of transfers between levels;

●The valuation processes for Level 3 fair value measurements; and

● For nonpublic entities, the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period.

Modifications

The following disclosure requirements were modified in Topic 820:

● In lieu of a rollforward for Level 3 fair value measurements, a nonpublic entity is required to disclose transfers into and out of Level 3 of the fair value hierarchy and purchases and issues of Level 3 assets and liabilities;

● For investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly; and

● The amendments clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date.

Additions

The following disclosure requirements were added to Topic 820; however, the disclosures are not required for nonpublic entities:

● The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and

● The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements.

In addition, the amendments eliminate at a minimum from the phrase “an entity shall disclose at a minimum” to promote the appropriate exercise of discretion by entities when considering fair value measurement disclosures and to clarify that materiality is an appropriate consideration of entities and their auditors when evaluating disclosure requirements.

Effective Date

The amendments in ASU No. 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019.

The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date.

Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date.

The FASB has issued Accounting Standards Update (ASU) No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which reduces complexity for the accounting for costs of implementing a cloud computing service arrangement. This standard aligns the accounting for implementation costs of hosting arrangements, regardless of whether they convey a license to the hosted software.

The ASU aligns the following requirements for capitalizing implementation costs:

● Those incurred in a hosting arrangement that is a service contract, and

● Those incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license).

For calendar-year public companies, the changes will be effective for annual periods, including interim periods within those annual periods, in 2020. For all other calendar-year companies and organizations, the changes will be effective for annual periods in 2021, and interim periods in 2022.

Recently issued ASUs by the FASB, except for the ones mentioned above, and are not expected to have a significant impact on the Group’s consolidated results of operations or financial position.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which was subsequently modified in August 2015 by ASU 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date. This guidance will be effective for fiscal years (and interim reporting periods within those years) beginning after December 15, 2017. The core principle of ASU 2014-09 is that companies should recognize revenue when the transfer of promised goods or services to customers occurs in an amount that reflects what the company expects to receive. It requires additional disclosures to describe the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. In 2016, the FASB issued additional ASUs that clarify the implementation guidance on principal versus agent considerations (ASU 2016-08), on identifying performance obligations and licensing (ASU 2016-10), and on narrow-scope improvements and practical expedients (ASU 2016-12) as well as on the revenue recognition criteria and other technical corrections (ASU 2016-20). In 2017, the FASB issued Accounting Standards Update (ASU) 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20), which was originally issued in ASU 2014-09. The amendments in this Update require that an entity to initially measure a retained non-controlling interest in a nonfinancial asset at fair value consistent with a how a retained non-controlling interest in a business is measured.

During 2017, the Group made significant progress toward its evaluation of the potential changes from adopting the new standard on its future financial reporting and disclosures. The Group is evaluating the five-step model of the new standard to its revenue contracts.

Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. It also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

Management has adopted this standard effective April 1, 2018 using the modified-retrospective approach, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. The Group also estimates there will not be a material impact to the beginning balance of retained earnings.

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard creates Topic 842, Leases, in the FASB Accounting Standards Codification (FASB ASC) and supersedes FASB ASC 840, Leases. ASU 2016-02 requires a lessee to recognize the assets and liabilities that arise from leases (operating and finance). However, for leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and disclosures.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (ASU 2016-09). ASU 2016-09 changes how companies account for certain aspects of stock-based awards to employees, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. Current GAAP provides that excess tax benefits are recognized in additional paid-in capital whereas tax deficiencies are recognized either as an offset to accumulated excess tax benefit, if any, or in the income statement. Excess tax benefits are not recognized until the deduction reduces tax payable. Excess tax benefits must be separate from other income tax cash flows and classified as a financing activity. Under this amendment, all excess tax benefits and tax deficiencies should be recognized as income tax expense or benefit in the income statement. The tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they incur. Excess tax benefits are recognized regardless of whether the benefit reduces taxes payable in the current period and classified along with other income tax cash flows as an operating activity. The Company adopted this amendments in the first quarter of fiscal year 2017. The Company hasn’t recognized excess tax benefits in additional paid-in capital or tax deficiencies as an offset to accumulated excess tax benefit in the prior periods. No reclassification of excess tax benefits from additional paid-in capital to retained earnings with in the equity section of the consolidated balance sheet as of January 1, 2017 was required. The Company elected to continue its method of forfeitures in determining its stock-based compensation expense throughout the year. The adoption of this new guidance did not have a material impact on the Group’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): The amendments in this Update apply to all entities, including both business entities and not-for-profit entities that are required to present a statement of cash flows under Topic 230. The amendments in this Update provide guidance on the following eight specific cash flow issues. The amendments are an improvement to GAAP because they provide guidance for each of the eight issues, thereby reducing the current and potential future diversity in practice described above. ASU 2016-15 is effective for the Company for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Group does not believe that this standard has a significant impact on the presentation of its consolidated statement of cash flows.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740). The amendments in this Update is to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory and align the recognition of income tax consequences for intra-entity transfers of assets other than inventory with International Financial Reporting Standards (IFRS). Public business entities should apply the amendments in ASU 2016-16 for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim reporting periods within annual periods beginning after December 15, 2019. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Group does not expect the adoption of ASU No. 2016-16 will have a significant effect on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, and interim periods within those annual periods. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Group does not expect the adoption of ASU No. 2016-18 will have a significant effect on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (ASU 2017-01), which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. The Company has adopted this guidance effective in the first quarter of 2018 on a prospective basis. This standard does not have a material impact on the consolidated financial statements unless and until the Group plans an acquisition or deconsolidation in the future.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The amendment removes Step 2 of a goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of adopting ASU 2017-04 on its consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement Reporting Comprehensive Income (Topic 220). The amendments in this Update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The amendments in this Update also require certain disclosures about stranded tax effects. Public business entities should apply the amendments in ASU 2018-02 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The Company is currently evaluating the impact of adopting ASU 2018-02 on its consolidated financial statements.

In February 2018, the FASB issued guidance to address the income tax accounting treatment of the tax effects within other comprehensive income due to the enactment of the Tax Cuts and Jobs Act (the “Tax Act”). This guidance allows entities to elect to reclassify the tax effects of the change in the income tax rates from other comprehensive income to retained earnings. The guidance is effective for periods beginning after December 15, 2018 although early adoption is permitted. In March 2018, the FASB issued ASU No. 2018-05, Income Tax (Topic 740) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118. This update adds SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No. 118, which expresses the view of the staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 - the date on which the Tax Act was signed into law. The Group has completed the assessment of the adoption of this guidance on its consolidated financial statements, and the Group does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

The FASB has issued an Accounting Standards Update (ASU) No. 2018-07 intended to reduce cost and complexity and to improve financial reporting for nonemployee share-based payments.

The ASU expands the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees.

The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other companies, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606, Revenue from Contracts with Customers.

The FASB has issued Accounting Standards Update (ASU) No. 2018-10, Codification Improvements to Topic 842, Leases.

ASU No. 2018-10, among other things, amends Topic 842 as follows:

● Issue 1: Residual Value Guarantees - Paragraph 460-10-60-32 in Topic 460, Guarantees - This paragraph incorrectly refers readers to the guidance in Topic 842 about sale-leaseback-sublease transactions, when, in fact, it should refer readers to the guidance about guarantees by a seller-lessee of the underlying asset’s residual value in a sale and leaseback transaction. The amendment corrects the cross-reference in paragraph 460-10-60-32.

● Issue 2: Rate Implicit in the Lease - The amendment clarifies that a rate implicit in the lease of zero should be used when applying the definition of the term “rate implicit” in the lease results in a rate that is less than zero.

● Issue 3: Lessee Reassessment of Lease Classification - The amendment consolidates the requirements about lease classification reassessments into one paragraph and better articulates that an entity should perform the lease classification reassessment on the basis of the facts and circumstances, and the modified terms and conditions, if applicable, as of the date the reassessment is required.

● Issue 4: Lessor Reassessment of Lease Term and Purchase Option - The amendment clarifies that a lessor should account for the exercise by a lessee of an option to extend or terminate the lease or to purchase the underlying asset as a lease modification unless the exercise of that option by the lessee is consistent with the assumptions that the lessor made in accounting for the lease at the commencement date of the lease (or the most recent effective date of a modification that is not accounted for as a separate contract).

● Issue 5: Variable Lease Payments That Depend on an Index or a Rate - The amendment clarifies that a change in a reference index or rate upon which some or all of the variable lease payments in the contract are based does not constitute the resolution of a contingency subject to the guidance in paragraph 842-10-35-4(b). Variable lease payments that depend on an index or a rate should be remeasured, using the index or rate at the remeasurement date, only when the lease payments are remeasured for another reason (that is, when one or more of the events described in paragraph 842-10-35- 4(a) or (c) occur or when a contingency unrelated to a change in a reference index or rate under paragraph 842-10-35-4(b) is resolved).

● Issue 6: Investment Tax Credits - There is an inconsistency in terminology used about the effect that investment tax credits have on the fair value of the underlying asset between the definition of the term rate implicit in the lease and the lease classification guidance in paragraph 842-10-55-8. The amendment removes that inconsistency by clarifying that the period covered by a lessor-only option to terminate the lease is included in the lease term.

● Issue 7: Lease Term and Purchase Option - The description in paragraph 842-10-55- 24 about lessor-only termination options is inconsistent with the description in paragraph 842-10-55- 23 about the noncancellable period of a lease. The amendment removes that inconsistency by clarifying that the period covered by a lessor-only option to terminate the lease is included in the lease term.

● Issue 8: Transition Guidance for Amounts Previously Recognized in Business Combinations - The transition guidance for lessors in paragraph 842-10-65-1(h)(3) is unclear because it relates to leases classified as direct financing leases or sales-type leases under Topic 840, while the lead-in sentence to paragraph 842-10-65-1(h) provides transition guidance for leases classified as operating leases under Topic 840. The amendment clarifies that paragraph 842-10-65-1(h)(3) applies to lessors for leases classified as direct financing leases or sales-type leases under Topic 842, not Topic 840. In other words, paragraph 842- 10-65-1(h)(3) applies when an entity does not elect the package of practical expedients in paragraph 842-10-65-1(f), and, for a lessor, an operating lease acquired as part of a previous business combination is classified as a direct financing lease or a sales-type lease when applying the lease classification guidance in Topic 842. The amendment also cross-references to other transition guidance applicable to those changes in lease classification for lessors.

● Issue 9: Certain Transition Adjustments - The amendments clarify whether to recognize a transition adjustment to earnings rather than through equity when an entity initially applies Topic 842 retrospectively to each prior reporting period.

● Issue 10: Transition Guidance for Leases Previously Classified as Capital Leases under Topic 840 - Paragraph 842-10-65-1(r) provides guidance to lessees for leases previously classified as capital leases under Topic 840 and classified as finance leases under Topic 842. Paragraph 842-10-65-1(r)(4) provides subsequent measurement guidance before the effective date when an entity initially applies Topic 842 retrospectively to each prior reporting period, but it refers readers to the subsequent measurement guidance in Topic 840 about operating leases. It should refer them to the subsequent measurement guidance applicable to capital leases. The amendment corrects that reference.

● Issue 11: Transition Guidance for Modifications to Leases Previously Classified as Direct Financing or Sales-Type Leases under Topic 840 - Paragraph 842-10-65-1(x) provides transition guidance applicable to lessors for leases previously classified as direct financing leases or sales-type leases under Topic 840 and classified as direct financing leases or sales-type leases under Topic 842. For modifications to those leases beginning after the effective date, paragraph 842-10-65-1(x)(4) refers readers to other applicable guidance in Topic 842 to account for the modification, specifically paragraphs 842-10-25-16 through 25- 17, depending on how the lease is classified after the modification. Stakeholders noted that it should refer to how the lease is classified before the modification to be consistent with the guidance provided in paragraphs 842-10-25-16 through 25-17. The amendment corrects that inconsistency.

● Issue 12: Transition Guidance for Sale and Leaseback Transactions - The amendments clarify that the transition guidance on sale and leaseback transactions in paragraph 842-10-65-1(aa) through (ee) applies to all sale and leaseback transactions that occur before the effective date and corrects the referencing issues noted.

● Issue 13: Impairment of Net Investment in the Lease - Paragraph 842-30-35-3 provides guidance to lessors for determining the loss allowance of the net investment in the lease and describes the cash flows that should be considered when the lessor determines that loss allowance. Stakeholders questioned whether the guidance, as written, would accelerate and improperly measure the loss allowance because the cash flows associated with the unguaranteed residual asset appear to be excluded from the evaluation. The amendment clarifies the application of the guidance for determining the loss allowance of the net investment in the lease, including the cash flows to consider in that assessment.

● Issue 14: Unguaranteed Residual Asset - The amendment clarifies that a lessor should not continue to accrete the unguaranteed residual asset to its estimated value over the remaining lease term to the extent that the lessor sells substantially all of the lease receivable associated with a direct financing lease or a sales-type lease, consistent with Topic 840.

● Issue 15: Effect of Initial Direct Costs on Rate Implicit in the Lease - The ordering of the illustration in Case C of Example 1 in paragraphs 842-30-55- 31 through 55-39 raised questions about how initial direct costs factor into determining the rate implicit in the lease for lease classification purposes for lessors only. The amendment more clearly aligns the illustration to the guidance in paragraph 842-10-25-4.

● Issue 16: Failed Sale and Leaseback Transaction - The amendment clarifies that a seller lessee in a failed sale and leaseback transaction should adjust the interest rate on its financial liability as necessary to ensure that the interest on the financial liability does not exceed the total payments (rather than the principal payments) on the financial liability. This clarification is also reflected in the relevant illustration on failed sale and leaseback transactions that is contained in Subtopic 842-40.

Effective Date

The amendments in ASU No. 2018-10 affect the amendments in ASU No. 2016-02, which are not yet effective, but for which early adoption upon issuance is permitted. For entities that early adopted Topic 842, the amendments are effective upon issuance of ASU No. 2018-10, and the transition requirements are the same as those in Topic 842. For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842.

FASB Issues Targeted Improvements to Lease Standard . The FASB has issued Accounting Standards Update (ASU) No. 2018-11, Leases (Topic 842): Targeted Improvements. This ASU is intended to reduce costs and ease implementation of the leases standard for financial statement preparers.

“The targeted improvements in the ASU address areas our stakeholders identified as sources of unnecessary cost or complexity in the leases standard,” stated FASB Chairman Russell G. Golden. “They represent the FASB’s commitment to proactively address implementation issues raised by our stakeholders to ensure a successful transition to the new standard without compromising the quality of information provided to investors.”

ASU 2018-11 provides a new transition method and a practical expedient for separating components of a contract.

Transition: Comparative Reporting at Adoption

The amendments ASU 2018-11 provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP in Topic 840, Leases.

An entity that elects this additional (and optional) transition method must provide the required Topic 840 disclosures for all periods that continue to be in accordance with Topic 840. The amendments do not change the existing disclosure requirements in Topic 840 (for example, they do not create interim disclosure requirements that entities previously were not required to provide).

Separating Components of a Contract

The amendments in ASU 2018-11 provide lessors with a practical expedient, by class of underlying asset, to not separate nonlease components from the associated lease component and, instead, to account for those components as a single component if the nonlease components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met:

●	The timing and pattern of transfer of the nonlease component(s) and associated lease component are the same.

●	The lease component, if accounted for separately, would be classified as an operating lease.

An entity electing this practical expedient (including an entity that accounts for the combined component entirely in Topic 606) is required to disclose certain information, by class of underlying asset, as specified in the ASU.

Effective Date

The amendments in ASU 2018-11 related to separating components of a contract affect the amendments in ASU No. 2016-02, which are not yet effective but can be early adopted.

For entities that have not adopted Topic 842 before the issuance of this ASU, the effective date and transition requirements for the amendments in this update related to separating components of a contract are the same as the effective date and transition requirements in ASU 2016-02.

For entities that have adopted Topic 842 before the issuance of ASU 2018-11, the transition and effective date of the amendments related to separating components of a contract in this ASU are as follows:

● The practical expedient may be elected either in the first reporting period following the issuance of this ASU or at the original effective date of Topic 842 for that entity.

● The practical expedient may be applied either retrospectively or prospectively.

All entities, including early adopters, that elect the practical expedient related to separating components of a contract in this ASU must apply the expedient, by class of underlying asset, to all existing lease transactions that qualify for the expedient at the date elected.

The FASB has issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.

ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820 as follows:

Removals

The following disclosure requirements were removed from Topic 820:

●	The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy;

●	The policy for timing of transfers between levels;

●	The valuation processes for Level 3 fair value measurements; and

●	For nonpublic entities, the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period.

Modifications

The following disclosure requirements were modified in Topic 820:

● In lieu of a rollforward for Level 3 fair value measurements, a nonpublic entity is required to disclose transfers into and out of Level 3 of the fair value hierarchy and purchases and issues of Level 3 assets and liabilities;

● For investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly; and

● The amendments clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date.

Additions

The following disclosure requirements were added to Topic 820; however, the disclosures are not required for nonpublic entities:

● The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and

● The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements.

In addition, the amendments eliminate at a minimum from the phrase “an entity shall disclose at a minimum” to promote the appropriate exercise of discretion by entities when considering fair value measurement disclosures and to clarify that materiality is an appropriate consideration of entities and their auditors when evaluating disclosure requirements.

Effective Date

The amendments in ASU No. 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019.

The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date.

Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date.

The FASB has issued Accounting Standards Update (ASU) No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which reduces complexity for the accounting for costs of implementing a cloud computing service arrangement. This standard aligns the accounting for implementation costs of hosting arrangements, regardless of whether they convey a license to the hosted software.

The ASU aligns the following requirements for capitalizing implementation costs:

● Those incurred in a hosting arrangement that is a service contract, and

● Those incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license).

For calendar-year public companies, the changes will be effective for annual periods, including interim periods within those annual periods, in 2020. For all other calendar-year companies and organizations, the changes will be effective for annual periods in 2021, and interim periods in 2022.

Recently issued ASUs by the FASB, except for the ones mentioned above, and are not expected to have a significant impact on the Company’s consolidated results of operations or financial position.